CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net income (loss)	$ (668)	$ 118	$ (6,444)
Other comprehensive income (loss)
Foreign currency translation adjustments	(125)	8	111
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gain on cash flow hedges arising during the period	(226)	132	80
Reclassification to earnings of realized gains (losses) on cash flow hedges	45	(171)	86
Change in unrealized gains (losses) on marketable securities:
Unrealized gains on marketable securities, net of tax expense (benefit)	581	1,144	753
Gains of marketable securities reclassified into earning, net of tax expenses	(1,624)	(326)	(689)
Other comprehensive income (loss), net of tax	(1,349)	787	341
Comprehensive income (loss)	$ (2,017)	$ 905	$ (6,103)